Securities Act Registration No. 333-21962
Investment Company Act Registration No. 811-138045

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No._ _	☐

Post-Effective Amendment No._2_	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☐

Amendment No._3_	☒

(Check appropriate box or boxes.)

Epiphany Funds
(Exact Name of Registrant as Specified in Charter)

306 W. 7th Street
Suite 616
Fort Worth, Texas 76102
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 944-4606

Samuel J. Saladino III
306 W. 7th Street
Suite 616
Fort Worth, Texas 76102

(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser
Thompson Hine LLP
312 Walnut Street, 14th floor
Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☒ On March 3, 2008 pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Epiphany Funds

PROSPECTUS
EPIPHANY TFP FAITH AND FAMILY VALUES 100 INDEX FUND

                                               CLASS A AND CLASS C SHARES

MARCH 3, 2008

Trinity Fiduciary Partners LLC
306 W. 7th Street, Suite 616
Fort Worth, Texas 76102
1-800-320-2185
www.epiphanyfund.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

EPIPHANY FAITH AND FAMILY VALUES INDEX FUND	1
FEES AND EXPENSES	5
DISTRIBUTION ARRANGEMENTS	5
Choosing a Class of Shares	5
12b-1 Distribution Plans	7
HOW TO BUY SHARES	6
Opening An Account	6
Purchasing Shares	7
Minimum Investments	8
Automatic Investment Plans	8
Other Purchase Information	8
HOW TO REDEEM SHARES	9
Redeeming Shares	9
Redeeming By Mail	10
Telephone Redemptions	10
Redemptions-in-Kind	10
Redemption Fee	11
Additional Redemption Information	11
VALUING THE FUND’S ASSETS	12
DIVIDENDS, DISTRIBUTIONS AND TAXES	12
Dividends and Distributions	12
Taxes	12
MANAGEMENT OF THE FUND	13
SHAREHOLDER STATEMENTS AND REPORTS	13
PRIVACY POLICY	15
FOR MORE INFORMATION	16

EPIPHANY TFP FAITH AND FAMILY VALUES 100 INDEX FUND

Questions every investor should ask before investing in the Fund.

WHAT IS THE FUND’S OBJECTIVE?

The Epiphany TFP Faith and Family Values 100 Index Fund(“the Fund”) seeks long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles.

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund seeks to achieve its investment objective by tracking the overall performance of the TFP Faith and Family Values 100 Index (the "Underlying Index"). The Underlying Index was created by Trinity Fiduciary Partners, LLC in 2007. Trinity Fiduciary Partners, LLC (the "Adviser") also acts as the investment adviser to the Fund. The Underlying Index is designed to provide exposure to the common stocks of the largest U.S.-based companies that meet certain qualitative and standardized criteria, discussed below.

Based on guidelines established by the United States Conference of Catholic Bishops and the social justice teachings of the Catholic Church, companies will not be eligible for inclusion in the Underlying Index that;

o
Directly participate in abortion through (1) the manufacture of abortifacients made specifically for and marketed for the purpose of enabling abortion; (2) own and/or operate acute care hospitals that perform abortions; or (3) health insurance companies that provide coverage for abortions ;

o	Manufacture contraceptives;
o
Engage in scientific research on human fetuses or embryos that (1) results in the end of pre-natal human life; (2) makes use of tissue derived from abortions or other life-ending activities; or (3) violates the dignity of a developing person. Specific activities include: a) embryonic stem cell research (ESCR); b) fetal tissue research or stem cell research derived from embryos; c) human cloning;

o	Have received cumulative fines or legal judgments in excess of $1 million relating to employee discrimination or human rights abuses in the past 2 years;
o	Have received cumulative fines or legal judgments in excess of $1 million relating to employee health or safety in the past 2 years;
o	Have received cumulative fines or legal judgments in excess of $1 million relating to environmental pollution in the past 2 years;
o
Produce pornographic media content, including NC-17 rated movies, AO-rated video games and TV-MA rated television programs, sexually explicit videos, publications and software; topless bars; and sexually-oriented telephone and internet services;

o	Are engaged in the payday lending industry;

Eligible companies are further evaluated using a “report card” that considers additional factors, both positive and negative, before being added to the Index. Positive elements include: pro-family business practices and policies; production of quality basic products; positive environmental products or policies, and strong, shareholder-friendly corporate governance. Negative elements include: anti-family business practices and policies including corporate layoffs when company was profitable; alcohol manufacturers; manufacture of tobacco products; casino owners; working against employees right to organize; excessive executive compensation; distribution of pornographic media; evidence of financial contribution to organizations that promote and/or provide abortions; production and/or distribution of M-rated video games, R-rated movies and/or TV-14 television programming; and promotion of homosexual organizations, events or periodicals. In order to be included in the Underlying Index, the company must have at least as many positive elements as negative elements.
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The Underlying Index is re-evaluated and reconstituted on an annual basis.

The Fund will seek its investment objective by purchasing all or a statistically similar sampling of the securities held in the Underlying Index. However, the Fund may hold some securities that were previously included in, but eliminated from, the Underlying Index. Whether to hold or sell a security removed from the Underlying Index is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate associated trading costs associated with the sale of the security. The Fund may also hold cash in addition to the securities of companies within the Underlying Index, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested.

You cannot buy shares of the index directly and because of the costs incurred by the Fund, as well as those costs associated with owning shares of a mutual fund, the performance of the Underlying Index and the Fund will differ.

The Fund will engage in a strategy of active corporate participation with regard to its stock holdings. The Fund will exercise its normal shareholder responsibilities, especially casting informed votes on proxies and shareholders’ resolutions in accord with its proxy voting guidelines (which are contained in the Fund's Statement of Additional Information). The goal of this strategy is to seek to influence corporate culture and to shape corporate policies in a manner that is consistent, in the adviser's judgment, with the financial and moral goals of the Fund’s shareholders. In addition to proxy voting, these activities may include dialogue with corporate leadership, initiating or supporting shareholder resolutions, working with various religious and other groups who are working for corporate responsibility, writing letters to corporate executives and board members to advocate specific steps or to support or raise objections to a corporation’s activities and/or policies.

Although it is not the Adviser's intent to track the performance of the Underlying Index, given the Fund's assets, it would not be possible to hold all of the securities represented in the Underlying Index in the Fund. Until such time as the assets of the Fund reach a certain level, the Fund will hold a statistical sampling of the securities represented in the Underlying Index. This may result in the performance of the Fund and the Underlying Index to differ.

Under normal circumstances, at least 80% of the Fund's assets will be invested in the common stocks of companies that make up the TFP Faith and Family Values 100 Index. The Fund will provide shareholders at least 60 days' advance written notice if this policy is changed.

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WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN. YOU COULD LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR OTHER GOVERNMENT AGENCY.

The Fund is subject to several risks, any of which could cause an investor to lose money. Below are some specific risks of investing in the Fund.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, political events and numerous other factors. All stocks are subject to these risks.

Investment Style Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Limited History of Operations. The Fund has a limited history of operation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the Adviser’s management of individual and institutional accounts. As a result, investors cannot judge the Adviser by its track record managing a mutual fund and the Adviser may not achieve its intended result in managing the Fund.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Moral Investing Risk. The adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the adviser made decisions based solely on investment considerations.

PERFORMANCE

Performance information is not included because Class A and C shares of the Fund have not had a full calendar year of operations prior to the date of this Prospectus.

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FEES AND EXPENSES

The tables describe the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund.

Shareholder fees (paid directly from your investment):

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.00%(1)	None
Maximum Deferred Sales Charge (Load)	None	1.00%(2)
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee(3)	2.00%	2.00%

Annual Fund Operating Expenses (expenses deducted from Fund assets):

	Class A	Class C
Management Fees	0.75%	0.75%
Distribution (and/or Service) (12b-1) Fees	0.25%	1.00%
[Acquired Funds Fees and Expenses]	0.14%	0.14%
Other Expenses(4)	32.92%	32.92%
Total Annual Operating Expenses	34.06%	34.81%
Fee Waiver and/or Expense Reimbursements(5)	32.42%	32.42%
Net Expenses	1.64%	2.39%

(1) You may pay a reduced sales charge on large purchases. (See “Reducing or Eliminating Class A Sales Charges” in this Prospectus.)

(2) The 1.00% contingent deferred sales charge ("CDSC") is waived if shares are held for 1 year or longer.

(3) The Fund will impose a 2.00% redemption fee on shares redeemed within 60 days of purchase. For more information, please see “Redemption Fee” in this prospectus. A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer.

(4) Because the Fund is new fund, “Other Expenses” are based on estimated amounts for the current fiscal year.

(5) The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Fund Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares. These fee waivers and/or expense reimbursements will remain in effect Fund through October 31, 2008. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations. The addition of excluded expenses may cause the Fund’s Net Expenses after waiver and/or reimbursements to exceed the maximum amount of 1.50% for Class A shares and 2.25% for Class C shares agreed to by the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table (except fee waivers are only reflected in the first year of the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
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	1 Year	3 Years
Epiphany Core Equity Fund - Class A	$658	$5,545
Epiphany Core Equity Fund - Class C	$345	$5,415

OTHER INFORMATION ABOUT THE FUND

The investment objectives of the Fund may be changed without shareholder approval; however, you will be given advance notice of any changes. Information about the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is included in the Statement of Additional Information.

From time to time, the Fund may hold all or a portion of its assets in cash or cash equivalents pending investment, when investment opportunities are limited, or when attempting to respond to adverse market, economic, political or other conditions. Cash equivalents include certificates of deposit; short term, high quality taxable debt securities; money market funds and repurchase agreements. If the Fund invests in shares of a money market fund or other investment company, the shareholders of the Fund generally will be subject to duplicative management fees. These temporary defensive positions may be inconsistent with the Fund’s principal investment strategy and, as a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW TO BUY SHARES

CHOOSING A CLASS OF SHARES

The Fund currently offers Class A, Class C and Class N shares. Class N shares are offered in a separate prospectus. For information about Class N shares, call the Fund’s transfer agent at 1-800-320-2185. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

•	how long you expect to own your shares;
•	how much you intend to invest;
•	the sales charge and total operating expenses associated with owning each class.
•	whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing Class A Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund in this Prospectus.

Class A Shares. Class A shares are offered at net asset value plus a front-end sales charge of up to 5.00%. The front-end sales charge is determined by the amount of your investment and is reduced for purchases of $50,000 or more. Class A shares pay annual distribution and service fees equal to 0.25% of the average daily net assets of Class A shares. Purchases of Class A shares are subject to a 2% redemption fee if redeemed or exchanged within 60 days of settlement of purchase. The front-end sales charge is deducted from the amount you invest and is shown in the schedule below.
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Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	5.00%	5.26%	5.00%
$50,000 but less than $100,000	4.25%	4.44%	4.25%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	1.75%	1.78%	1.75%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 or more	0.00	0.00	None

* Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

Reducing Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention which are described below. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund (based on the current maximum public offering price) plus your new purchases total $50,000 or more. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or “street name” accounts. In addition, shares purchased and/or owned in an employer-sponsored retirement plan (including SEP, SARSEP and SIMPLE IRA plans) may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the transfer agent may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.
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Information about sales charges and breakpoints is also available in a clear and prominent format on the epiphanyfund.com website.

Class C Shares. Class C shares are offered at NAV with no front-end sales charge. If you sell your Class C shares within one year of your purchase, you generally will be subject to a 1.00% contingent deferred sales charge ("CDSC"). The CDSC is deducted from your redemption proceeds. The CDSC will apply to the lesser of your shares NAV at the time of redemption or at the time of purchase. Under certain circumstances, the CDSC may be waived, as described below in this Prospectus. Class C shares pay annual distribution and service fees equal to up to 1.00% of the average daily net assets of Class C shares. Purchases of Class C shares are subject to a 2% redemption fee if redeemed within 60 days of settlement of purchase. The returns on Class C shares are generally lower than the returns on Class A shares because Class C shares have higher annual expenses than Class A shares.

Orders for Class C shares will be refused when the total value of the purchase (including the aggregate value of all Fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of the Fund with a current market value of $1,000,000 or more, should consider whether another share class would be more advantageous and consult their investment dealer.

12B-1 DISTRIBUTION PLANS

The Trust has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to shareholders (“12b-1 fees”). Class A shares may pay annual 12b-1 fees of up to 0.25% of their average daily net assets. Class C shares may pay annual 12b-1 fees of up to 1.00% of their average daily net assets (of which up to 0.75% is a distribution fee and up to 0.25%is a shareholder service fee). Because these fees are paid from the Fund's assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

Payments to Investment Dealers. In connection with sales of Fund shares, an investment dealer may receive sales charges and Fund distribution and service fees as described below. Sales charges, distribution fees and service fees paid to investment dealers vary by share class. In addition, the principal underwriter or the adviser, out of their own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include the Fund in specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.
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Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

HOW TO BUY SHARES

OPENING AN ACCOUNT

The Fund is a series of Epiphany Funds and you may purchase shares directly from Epiphany Funds. You also may purchase shares through a brokerage firm or other intermediary that has contracted with Epiphany Funds to sell shares of the Fund. You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in the Fund for the first time, please visit www.epiphanyfund.com or call the Fund’s transfer agent at 1-800-320-2185 to request a Shareholder Account Application. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

Your investment in the Fund should be intended as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

If you have any questions regarding the Fund, please visit www.epiphanyfund.com or call 800-320-2185.

PURCHASING SHARES

You may buy shares on any “business day.” This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.
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Shares of the Fund are sold at NAV plus any applicable sales charge. The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”). The Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from Epiphany Funds, send the completed Shareholder Account Application and a check payable to the Fund in which you are investing to the following address:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

Purchase orders received in “proper form” by the Fund’s transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. Eastern Time. When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

•	Fund name and account number;

•	Account name(s) and address;

•	The dollar amount or number of shares you wish to purchase.

The Fund may limit the amount of purchases and refuse to sell to any person.

Method of Payment. All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash, credit cards and third party checks will not be accepted. Third party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to Epiphany Funds or the Fund are considered third-party checks.

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or the Fund agent) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you choose to pay by wire, you must call the Fund’s transfer agent, at 1-877-977-3747 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and the purchase order are received by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent. The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.
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MINIMUM INVESTMENTS

The minimum initial investment is $2,500 for a non-qualified account and $1,000 for an individual retirement account and a minimum subsequent investment is $250. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund, and may be required to redeem your shares if the value of your shares in the Fund fall below the minimum initial investment due to redemptions. For more information, please read “Additional Redemption Information”.

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, brokerage firm, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

AUTOMATIC INVESTMENT PLANS

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required initial investment.

OTHER PURCHASE INFORMATION

If your wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

The Fund may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV (or offering price) next calculated thereafter. It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Fund’s transfer agent.

Epiphany Funds discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund’s shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Fund may invest a portion of its assets in small capitalization companies. Because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage also may cause dilution in the value of Fund shares held by other shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day. That is, purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.
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The Fund also will impose a redemption fee on shares redeemed within 60 days of purchase. For more information, please see “Redemption Fee” in this prospectus.

HOW TO REDEEM SHARES

REDEEMING SHARES

You may redeem your shares on any business day. Redemption orders received in proper form by the Fund’s transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV. Your brokerage firm or intermediary may have an earlier cut-off time.

“Proper form” means your request for redemption must:

•	Include the Fund name and account number;

•	Include the account name(s) and address;

•	State the dollar amount or number of shares you wish to redeem; and

•	Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund also may require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-877-977-3747 if you have questions regarding signature guarantees. At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.
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Shares of the Fund may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

REDEEMING BY MAIL

You may redeem any part of your account in the Fund by mail at no charge. Your request, in proper form, should be addressed to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

TELEPHONE REDEMPTIONS

You may redeem any part of your account in the Fund by calling the transfer agent at 1-877-977-3747. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

REDEMPTIONS-IN-KIND

Generally, all redemptions will be for cash. However, if you redeem shares worth more than $250,000 or 1% of the value of the Fund’s assets, the Fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash under unusual circumstances in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.
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REDEMPTION FEE

Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. Shareholders who redeem Class C shares within one year of their purchase may be assessed a 1.00% CDSC on the amount redeemed.

The Fund uses a “first in, first out” method for calculating the redemption fee or CDSC. This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, involuntary redemptions of small accounts by the Fund, and transactions initiated by a retirement plan sponsor or participant are not subject to the redemption fee. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact, and other costs that may be associated with short-term money movement in and out of the Fund. The CDSC is paid to the adviser to reimburse expenses incurred in providing distribution-related services to the Fund.

The Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

ADDITIONAL REDEMPTION INFORMATION

If you are not certain of the redemption requirements, please call the transfer agent at 1-877-977-3747. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. If you have recently purchased shares of the Fund by check and you request a redemption, your shares may not be redeemed until the check for your purchase has cleared, which may take up to 7 calendar days. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (“SEC”), the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require that you redeem all of your shares in the Fund upon 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences to you and about which you should consult your tax adviser.

VALUING THE FUND’S ASSETS

The Fund’s assets are generally valued at their market value using market quotations. The Fund may use pricing services to determine market value. If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the adviser will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Fund will invest in Underlying Funds. The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
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DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. The Fund distributes dividends quarterly and capital gains annually. These distributions are automatically reinvested in the Fund from which they are paid unless you request cash distributions on your application or through a written request to the Fund. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Fund’s transfer agent at 1-877-977-3747 or send a written notification to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

TAXES

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.
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MANAGEMENT OF THE FUND

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser and makes the day-to-day investment decisions for the Fund. Founded in 2005, Trinity is located at 306 W. 7th Street, Suite 616, Fort Worth, Texas 76102. As of January 1, 2008, Trinity manages approximately $[8.9] million for primarily high net worth individuals.

The Fund is authorized to pay Trinity an annual fee equal to 0.75% of its average daily net assets. A discussion regarding the basis of the Board of Trustees’ approval of the Management Agreement between the Fund and Trinity will be available in the Fund’s first semi-annual report to shareholders for the period ended April 30, 2007.

In addition to payments made by the Fund pursuant to the Fund's Rule 12b-1 Plan, Trinity may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Portfolio Manager

Adam E. Auten is the Fund’s portfolio manager. Mr. Auten is the Chief Investment Officer for Trinity. Prior to joining Trinity in 2005, Mr. Auten was a financial adviser with American Express Financial Advisors from 2003-2004. From 1991-2003, Mr. Auten was employed by XTO Energy, Inc., an oil and gas company, as Assistant Treasurer with responsibilities including strategic corporate modeling and corporate risk assessment.

The Fund’s Statement of Additional Information provides information about the compensation received by Mr. Auten, other accounts that he manages and his ownership of Fund shares.

SHAREHOLDER STATEMENTS AND REPORTS

Epiphany Funds or your brokerage firm or other intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully.

To reduce expenses and conserve natural resources, Epiphany Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-977-3747 and Epiphany Funds will begin individual delivery within 30 days after Epiphany Funds receives your instructions.

Semi-annual reports will be prepared as of April 30 and annual reports as of October 31 each year. In addition, you may periodically receive proxy statements and other reports.

Electronic copies of financial reports and prospectuses are available. To participate (or end your participation) in the Fund’s electronic delivery program, please visit www.epiphanyfund.com.

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PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•
Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•
Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference (and therefore legally a part of this Prospectus), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the performance results of the Fund as of the latest semi-annual or annual fiscal year end.

Call Epiphany Funds at 1-877-977-3747 or visit www.epiphanyfund.com to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21962
17

Epiphany Funds

PROSPECTUS
March 3, 2008

Epiphany TFP Faith and Family Values 100 Index Fund

Class N Shares

Trinity Fiduciary Partners LLC
306 W. 7th Street, Suite 616
Fort Worth, Texas 76102
1-800-320-2185
www.epiphanyfund.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

EPIPHANY CORE EQUITY FUND	1
FEES AND EXPENSES	5
HOW TO BUY SHARES	6
Opening An Account	6
Purchasing Shares	7
Minimum Investments	8
Automatic Investment Plans	8
Other Purchase Information	8
HOW TO REDEEM SHARES	9
Redeeming Shares	9
Redeeming By Mail	10
Telephone Redemptions	10
Redemptions-in-Kind	10
Redemption Fee	11
Additional Redemption Information	11
DISTRIBUTION PLAN	11
VALUING THE FUND’S ASSETS	12
DIVIDENDS, DISTRIBUTIONS AND TAXES	12
Dividends and Distributions	12
Taxes	12
MANAGEMENT OF THE FUND	13
SHAREHOLDER STATEMENTS AND REPORTS	13
PRIVACY POLICY	15
FOR MORE INFORMATION	16

EPIPHANY TFP FAITH AND FAMILY VALUES 100 INDEX FUND

Questions every investor should ask before investing in the Fund.

WHAT IS THE FUND’S OBJECTIVE?

The Epiphany TFP Faith and Family Values 100 Index Fund(“the Fund”) seeks long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles.

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund seeks to achieve its investment objective by tracking the overall performance of the TFP Faith and Family Values 100 Index (the "Underlying Index"). The Underlying Index was created by Trinity Fiduciary Partners, LLC in 2007. Trinity Fiduciary Partners, LLC (the "Adviser") also acts as the investment adviser to the Fund. The Underlying Index is designed to provide exposure to the common stocks of the largest U.S.-based companies that meet certain qualitative and standardized criteria, discussed below.

Based on guidelines established by the United States Conference of Catholic Bishops and the social justice teachings of the Catholic Church, companies will not be eligible for inclusion in the Underlying Index that;

o
Directly participate in abortion through (1) the manufacture of abortifacients made specifically for and marketed for the purpose of enabling abortion; (2) own and/or operate acute care hospitals that perform abortions; or (3) health insurance companies that provide coverage for abortions ;

o	Manufacture contraceptives;
o
Engage in scientific research on human fetuses or embryos that (1) results in the end of pre-natal human life; (2) makes use of tissue derived from abortions or other life-ending activities; or (3) violates the dignity of a developing person. Specific activities include: a) embryonic stem cell research (ESCR); b) fetal tissue research or stem cell research derived from embryos; c) human cloning;

o	Have received cumulative fines or legal judgments in excess of $1 million relating to employee discrimination or human rights abuses in the past 2 years;
o	Have received cumulative fines or legal judgments in excess of $1 million relating to employee health or safety in the past 2 years;
o	Have received cumulative fines or legal judgments in excess of $1 million relating to environmental pollution in the past 2 years;
o
Produce pornographic media content,including NC-17 rated movies, AO-rated video games and TV-MA rated television programs, sexually explicitvideos, publications and software; topless bars; and sexually-oriented telephone and internet services;

o	Are engaged in the payday lending industry;

Eligible companies are further evaluated using a “report card” that considers additional factors, both positive and negative, before being added to the Index. Positive elements include: pro-family business practices and policies; production of quality basic products; positive environmental products or policies, and strong, shareholder-friendly corporate governance. Negative elements include: anti-family business practices and policies including corporate layoffs when company was profitable; alcohol manufacturers; manufacture of tobacco products; casino owners; production of military weapons; working against employees right to organize; excessive executive compensation; distribution of pornographic media; evidence of financial contribution to organizations that promote and/or provide abortions; production and/or distribution of M-rated video games, R-rated movies and/or TV-14 television programming; and promotion of homosexual organizations, events or periodicals. In order to be included in the Underlying Index, the company must have at least as many positive elements as negative elements.
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The Underlying Index is re-evaluated and reconstituted on an annual basis.

The Fund will seek its investment objective by purchasing all or a statistically similar sampling of the securities held in the Underlying Index. However, the Fund may hold some securities that were previously included in, but eliminated from, the Underlying Index. Whether to hold or sell a security removed from the Underlying Index is at the discretion of the Advisor who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate associated trading costs associated with the sale of the security. The Fund may also hold cash in addition to the securities of companies within the Underlying Index, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested.

You cannot buy shares of the Underlying Index directly and because of the costs incurred by the Fund, as well as those costs associated with owning shares of a mutual fund, the performance of the Underlying Index and the Fund will differ.

The Fund will engage in a strategy of active corporate participation with regard to its stock holdings. The Fund will exercise its normal shareholder responsibilities, especially casting informed votes on proxies and shareholders’ resolutions in accord with its proxy voting guidelines (which are contained in the Fund's Statement of Additional Information). The goal of this strategy is to seek to influence corporate culture and to shape corporate policies in a manner that is consistent, in the adviser's judgment, with the financial and moral goals of the Fund’s shareholders. In addition to proxy voting, these activities may include dialogue with corporate leadership, initiating or supporting shareholder resolutions, working with various religious and other groups who are working for corporate responsibility, writing letters to corporate executives and board members to advocate specific steps or to support or raise objections to a corporation’s activities and/or policies.

Under normal circumstances, at least 80% of the Fund's assets will be invested in the common stocks of companies that make up the Trinity Fiduciary Partners Faith and Family Values 100 Index. The Fund will provide shareholders at least 60 days' advance written notice if this policy is changed.

Although it is not the Adviser's intent to track the performance of the Underlying Index, given the Fund's assets, it would not be possible to hold all of the securities represented in the Underlying Index in the Fund. Until such time as the assets of the Fund reach a certain level, the Fund will hold a stastical sampling of the securities represented in the Underlying Index. This may result in the preformance of the Fund and the Underlying Index to differ.

2

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN. YOU COULD LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR OTHER GOVERNMENT AGENCY.

The Fund is subject to several risks, any of which could cause an investor to lose money. Below are some specific risks of investing in the Fund.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, political events and numerous other factors. All stocks are subject to these risks.

Investment Style Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Limited History of Operations. The Fund has a limited history of operation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the Adviser’s management of individual and institutional accounts. As a result, investors cannot judge the Adviser by its track record managing a mutual fund and the Adviser may not achieve its intended result in managing the Fund.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Moral Investing Risk. The adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the adviser made decisions based solely on investment considerations.

PERFORMANCE

PERFORMANCE INFORMATION IS NOT INCLUDED BECAUSE THE FUND HAD NOT COMMENCED OPERATIONS PRIOR TO THE DATE OF THIS PROSPECTUS.

3

FEES AND EXPENSES

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee*	2.00%

Annual Fund operating expenses (expenses deducted from Fund assets):

Management Fees	0.75%
Distribution (and/or Service) (12b-1) Fees	0.25%
[Acquired Funds Fees and Expenses]	0.14%
Other expenses	3.92%
Total Annual Operating Expenses	34.06%
Fee Waiver(1)	32.42%
Total Annual Operating Expenses after Waiver	1.64%

* The Fund will impose a 2.00% redemption fee on shares redeemed within 60 days of purchase. For more information, please see “Redemption Fee” in this prospectus. A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer.

(1) The adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Fund Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) to 1.50% of the average daily net assets of the Fund through December 31, [2007]. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations. The addition of excluded expenses may cause the Fund’s Net Expenses after waiver and/or reimbursements to exceed the maximum amount of 1.50% agreed to by the adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Epiphany Core Equity Fund	$167	$5,310

4

OTHER INFORMATION ABOUT THE FUND

The investment objectives of the Fund may be changed without shareholder approval; however, you will be given advance notice of any changes. Information about the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is included in the Statement of Additional Information.

From time to time, the Fund may hold all or a portion of its assets in cash or cash equivalents pending investment, when investment opportunities are limited, or when attempting to respond to adverse market, economic, political or other conditions. Cash equivalents include certificates of deposit; short term, high quality taxable debt securities; money market funds and repurchase agreements. If the Fund invests in shares of a money market fund or other investment company, the shareholders of the Fund generally will be subject to duplicative management fees. These temporary defensive positions may be inconsistent with the Fund’s principal investment strategy and, as a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW TO BUY SHARES

CHOOSING A CLASS OF SHARES

The Fund currently offers Class A, Class C and Class N shares. Class A and Class C shares are offered in a separate prospectus. For information about Class A and Class C shares, call 1-800-320-2185. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

•	how long you expect to own your shares;
•	how much you intend to invest;
•	the sales charge and total operating expenses associated with owning each class.

OPENING AN ACCOUNT

The Fund is a series of Epiphany Funds and you may purchase shares directly from Epiphany Funds. You also may purchase shares through a brokerage firm or other intermediary that has contracted with Epiphany Funds to sell shares of the Fund. You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in the Fund for the first time, please visit www.epiphanyfund.com or call 1-800-320-2185 to request a Shareholder Account Application. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.
5

Your investment in the Fund should be intended as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

If you have any questions regarding the Fund, please visit www.epiphanyfund.com or call 1-800-320-2185.

PURCHASING SHARES

You may buy shares on any “business day.” This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Shares of the Fund are sold at net asset value (“NAV”) per share. The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”). The Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from Epiphany Funds, send the completed Shareholder Account Application and a check payable to the Fund in which you are investing to the following address:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

Purchase orders received in “proper form” by the Fund’s transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. Eastern Time. When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

•	Fund name and account number;

•	Account name(s) and address;

•	The dollar amount or number of shares you wish to purchase.

6

The Fund may limit the amount of purchases and refuse to sell to any person.

Method of Payment. All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash, credit cards and third party checks will not be accepted. Third party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to Epiphany Funds or the Fund are considered third-party checks.

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or the Fund agent) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you choose to pay by wire, you must call the Fund’s transfer agent, at 1-877-977-3747 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and the purchase order are received by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent. The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

MINIMUM INVESTMENTS

The minimum initial investment is $2,500 for a non-qualified account and $1,000 for an individual retirement account and a minimum subsequent investment is $250. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund, and may be required to redeem your shares if the value of your shares in the Fund fall below the minimum initial investment due to redemptions. For more information, please read “Additional Redemption Information”.

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, brokerage firm, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

AUTOMATIC INVESTMENT PLANS

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By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required initial investment.

OTHER PURCHASE INFORMATION

If your wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

The Fund may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Fund’s transfer agent.

Epiphany Funds discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund’s shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Fund may invest a portion of its assets in small capitalization companies. Because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage also may cause dilution in the value of Fund shares held by other shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day. That is, purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

The Fund also will impose a redemption fee on shares redeemed within 60 days of purchase. For more information, please see “Redemption Fee” in this prospectus.

HOW TO REDEEM SHARES

REDEEMING SHARES

You may redeem your shares on any business day. Redemption orders received in proper form by the Fund’s transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV. Your brokerage firm or intermediary may have an earlier cut-off time.
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“Proper form” means your request for redemption must:

•	Include the Fund name and account number;

•	Include the account name(s) and address;

•	State the dollar amount or number of shares you wish to redeem; and

•	Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund also may require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-877-977-3747 if you have questions regarding signature guarantees. At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

Shares of the Fund may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

REDEEMING BY MAIL

You may redeem any part of your account in the Fund by mail at no charge. Your request, in proper form, should be addressed to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

TELEPHONE REDEMPTIONS

You may redeem any part of your account in the Fund by calling the transfer agent at 1-877-977-3747. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.
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The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

REDEMPTIONS-IN-KIND

Generally, all redemptions will be for cash. However, if you redeem shares worth more than $250,000 or 1% of the value of the Fund’s assets, the Fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash under unusual circumstances in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

REDEMPTION FEE

Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. The Fund uses a “first in, first out” method for calculating the redemption fee. This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, involuntary redemptions of small accounts by the Fund, and transactions initiated by a retirement plan sponsor or participant are not subject to the redemption fee. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact, and other costs that may be associated with short-term money movement in and out of the Fund.

The Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

ADDITIONAL REDEMPTION INFORMATION

If you are not certain of the redemption requirements, please call the transfer agent at 1-877-977-3747. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (“SEC”), the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require that you redeem all of your shares in the Fund upon 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences to you and about which you should consult your tax adviser.
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DISTRIBUTION PLAN

The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. Shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25%. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

VALUING THE FUND’S ASSETS

The Fund’s assets are generally valued at their market value using market quotations. The Fund may use pricing services to determine market value. If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the adviser will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Fund will invest in Underlying Funds. The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. The Fund distributes dividends quarterly and capital gains annually. These distributions are automatically reinvested in the Fund from which they are paid unless you request cash distributions on your application or through a written request to the Fund. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Fund’s transfer agent at 1-877-977-3747 or send a written notification to:
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Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

TAXES

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

MANAGEMENT OF THE FUND

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser and makes the day-to-day investment decisions for the Fund. Founded in 2005, Trinity is located at 306 W. 7th Street, Suite 616, Fort Worth, Texas 76102. As of January 1, 2008, Trinity manages approximately $[] million for primarily high net worth individuals.

The Fund is authorized to pay Trinity an annual fee equal to 0.75% of its average daily net assets. A discussion regarding the basis of the Board of Trustees’ approval of the Management Agreement between the Fund and Trinity will be available in the Fund’s first semi-annual report to shareholders for the period ended April 30, 2007.

In addition to payments made by the Fund pursuant to the Fund's Rule 12b-1 Plan, Trinity may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Portfolio Manager

Adam E. Auten is the Fund’s portfolio manager. Mr. Auten is the Chief Investment Officer for Trinity. Prior to joining Trinity in 2005, Mr. Auten was a financial adviser with American Express Financial Advisors from 2003-2004. From 1991-2003, Mr. Auten was employed by XTO Energy, Inc., an oil and gas company, as Assistant Treasurer with responsibilities including strategic corporate modeling and corporate risk assessment.
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The Fund’s Statement of Additional Information provides information about the compensation received by Mr. Auten, other accounts that he manages and his ownership of Fund shares.

SHAREHOLDER STATEMENTS AND REPORTS

Epiphany Funds or your brokerage firm or other intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully.

To reduce expenses and conserve natural resources, Epiphany Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-977-3747 and Epiphany Funds will begin individual delivery within 30 days after Epiphany Funds receives your instructions.

Semi-annual reports will be prepared as of April 30 and annual reports as of October 31 each year. In addition, you may periodically receive proxy statements and other reports.

Electronic copies of financial reports and prospectuses are available. To participate (or end your participation) in the Fund’s electronic delivery program, please visit www.epiphanyfund.com.

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PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•
Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•
Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference (and therefore legally a part of this Prospectus), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the performance results of the Fund as of the latest semi-annual or annual fiscal year end.

Call Epiphany Funds at 1-877-977-3747 or visit www.epiphanyfund.com to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21962

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EPIPHANY FUNDS

EPIPHANY TFP FAITH AND FAMILY VALUES 100INDEX FUND
STATEMENT OF ADDITIONAL INFORMATION

March 3, 2008

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus for the Epiphany TFP Faith and Family Values 100 Index Fund dated March 3, 2008. A copy of the Prospectus can be obtained at no charge by writing the transfer agent, Matrix Fund Services, 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090, or by calling 1-877-977-3747. The Fund’s prospectus is incorporated by reference into this SAI.

DESCRIPTION OF THE TRUST AND FUND

The Epiphany TFP Faith and Family Values 100 Index Fund (the “Fund”) was organized as diversified series of Epiphany Funds (the “Trust”) on September 27, 2006 and commenced operations on January 8, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 27, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Trinity Fiduciary Partners, LLC (the “Adviser”). Prior to March 1, 2008, the Fund was known as the Epiphany Core Equity Fund.

The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Fund offers three classes of shares: Class A, Class C and Class N shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (v) certain classes offer different features and services to shareholders and may have different investment minimums. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal liquidation rights. The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “How to Buy Shares - Purchasing Shares” and “Valuing the Fund’s Assets” in the Prospectus and “Determination of Share Price” in this SAI.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the prospectus. This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques they may use, as described in the Risk/Return Summary in the Prospectus. Additional non-principal strategies and risks also are discussed here.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

Equity Securities

Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $100,000. The Fund may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended and the Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, the Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority ("FINRA") for funds of funds.

U.S. Government Securities

The Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Fund’s custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Investment Restrictions

Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund is present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. The Fund will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. The Fund will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

4. Illiquid Investments. The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

5. Short Sales. The Fund will not make short sales of securities.

6. 80% Investment Policy. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in the securities represented by the Trinity Fiduciary Partners Faith and Family Values Index. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

MANAGEMENT OF THE FUND

The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. As of the date of this SAI, the Fund is the only series in the “Fund Complex.” The Board generally meets four times a year to review the progress and status of the Fund.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Ralph McCloud Jr. 2412 Annglen Fort Worth, Texas 76119 Age: 53	Trustee	Indefinite/ December 1, 2006 - present	Division Director, Diocese of Fort Worth, since 1993.	1	None
Robert J. Mitchell 306 W. 7th Street Suite 888 Fort Worth, Texas 76102 Age: 61	Trustee	Indefinite/ December 1, 2006- present	Board Member, Partners in Health, a hospital foundation, since 2003. Board Member, E. Technos, software administration, since 2004.	1	Principal, Board Member, Mitchell & Moroneso IS, Inc.
William Reichenstein Baylor University Hankamer School of Business Waco, Texas 76798-8004 Age: 56	Trustee	Indefinite/ December 1, 2006 - present	Professor of Investments, Baylor University, since 1990.	1	Independent Director, CM Advisors Family of Funds

1The “Fund Complex” consists of Epiphany Funds.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Samuel J. Saladino III [2] 306 W. 7th Street Suite 616 Fort Worth, TX 76102 Age: 34	President and Chairman and Trustee	Indefinite/ December 1, 2006 - present (Trustee since September 27, 2006)	Chief Executive Officer, Trinity Fiduciary Partners, LLC, investment adviser, since 2005. Owner, Ameriprise, financial planning, 1995-2004.	1	None
David F. Ganley 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 61	Chief Compliance Officer and Secretary	Indefinite/ December 1, 2006 - present
Senior Vice President, Matrix Capital Group, Inc., financial services, since 2005. Secretary and Treasurer, Catalyst Funds, mutual fund, since 7/2006. Chief Compliance Officer, Halter Pope USX China Fund, mutual fund, since 2005. Chief Compliance Officer, The Blue and White Fund, mutual fund, 2004 -1/2006. Financial Principal, Shipley Raidy Capital Partners, broker/ dealer 2001-2005. President, Treasurer and Director, InCap Securities, Inc., broker/ dealer 2001- 2005. Financial Principal, Prisol Securities Inc., broker-dealer, 2001-2005.
Chief Administrative Officer, InCap Service Company, financial services, 2001-2004.

Larry E. Beaver 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 38	Chief Financial Officer and Treasurer	Indefinite/ _________, 2007 - present
Director of Mutual Fund Accounting & Administration for Matrix Fund Services since 2007. Mr. Beaver served in various other capacities with Matrix from 2005-2007. From 2001-2005 Mr. Beaver was employed in a similar capacity by InCap Service Company and its predecessor company Declaration Group.

1 The “Fund Complex” consists of Epiphany Funds.

2 Samuel J. Saladino III is considered an “Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and Chief Executive Officer of the Fund’s investment adviser.

The Trust’s audit committee consists of Ralph McCloud Jr., Robert J. Mitchell and William Reichenstein. The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Fund, its internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. None of the audit committee members are “Interested” as defined in the Investment Company Act of 1940, as amended. For the fiscal year ended October 31, 2007, the Audit Committee met two (2) times.

As of October 31, 2007, the Trustees beneficially owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities In the Epiphany Core Equity Fund	Aggregate Dollar Range of Securities In Trust
Ralph McCloud Jr.	$	$
Robert J. Mitchell	$	$
William Reichenstein	$	$
Samuel J. Saladino III	$	$

The following table describes the estimated compensation paid to the Trustees for the Trust’s fiscal period ended October 31, 2007. Trustees of the Fund who are deemed “interested persons” of the Trust receive no compensation from the Fund.

Name	Aggregate Compensation from the Epiphany Core Equity Fund[1]	Total Compensation from Trust[2]
Ralph McCloud Jr.	$	$
Robert J. Mitchell	$	$
William Reichenstein	$	$
Samuel J. Saladino III	$	$

1 Each non-interested Trustee receives $1,000 for the organizational board meeting and $700 for each subsequent meeting attended.

2The Trust is comprised of the Epiphany Faith and Family Values Index Fund.

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the Investment Company Act of 1940, as amended and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund. The Fund, the Underwriter and the Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund, the Underwriter and the Adviser are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Fund.

SALES CHARGES

Dealer Commissions

The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Statement of Intention

If it is anticipated that $50,000 or more of Class A shares will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation

Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Class C and/or Class N shares of the Fund. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate amount of the purchase. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held for the benefit of any such persons in trust or fiduciary accounts (including retirement accounts) or omnibus or “street name” accounts, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Tax-Deferred Retirement Plans

Class A and Class C shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended for its Class A shares (the “Class A Plan”) and its Class C shares (the “Class C Plan),” collectively (the “Plans”). Each Plan permits the Fund to pay the Adviser for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually under the Class A Plan is 0.25% of the average daily net assets of Class A shares. The amount payable annually under the Class C Plan is 1.00% of the average daily net assets of Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a service fee).

Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plans.

The Class C Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of the average daily net assets of Class C shares for personal services, and/or the maintenance of shareholder accounts. The Fund may compensate securities dealers or other financial intermediaries, financial institutions, investment advisers and others that (a) hold Class C shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders or (b) render shareholder support services not otherwise provided by the Fund’s transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Fund, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request.

The Trustees expect that the Plans could significantly enhance the Fund’s ability to expand the distribution of its shares. It is also anticipated that an increase in the size of the Fund will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Fund in seeking to achieve its investment objective.

Each Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of each Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. For the fiscal period ended October 31, 2007, the Fund expended the following amounts for distribution expenses:

[to be provided]

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 31, 2007, the following shareholders owned of record or beneficially more than 5% of the outstanding shares of the Fund. Shareholders owning more than 25% of the shares of the Fund are considered to “control” the Fund as that term is defined under the Investment Company Act of 1940, as amended. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

Shareholder	% Owned
[Update]	[Update]
[Update]	[Update]
[Update]	[Update]
[Update]	[Update]
[Update]	[Update]
[Update]	[Update]
[Update]	[Update]

Management Ownership

As of October 31, 2007, the Trustees and officers owned of record or beneficially [update]% of the outstanding shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The trustees selected Trinity Fiduciary Partners, LLC as the investment adviser to the Fund. Keith Hutton owns more than 25% of the Adviser and is deemed to control the Adviser. As managing members and owners of a combined controlling interest, Samuel Saladino and Adam Auten retain control over the operations of the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund. For the fiscal period ended October 31, 2007, the Adviser received $[amount] in advisory fees, after waivers.

The Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

Mr. Auten is the portfolio manager responsible for the day-to-day management of the Fund. As of October 31, 2007, Mr. Auten was responsible for the management of the following other types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	[Update]	[Update]	[Update]	[Update]
Other Pooled Investment Vehicles	[Update]	[Update]	[Update]	[Update]
Other Accounts	[Update]	[Update]	[Update]	[Update]

The Adviser has not identified any material conflicts between the Fund and other accounts managed by Mr. Auten. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts. The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the portfolio manager could favor one account over another. Further, a potential conflict could include Mr. Auten’s knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that a portfolio manager is favoring one investment vehicle over another.

Mr. Auten’s total compensation includes a salary and, as an owner of the Adviser, a portion of the Adviser's profits.

The following table shows the dollar range of equity securities beneficially in the Fund owned by Mr. Auten as of October 31, 2007.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Epiphany Core Equity Fund
Adam E. Auten	[Update]

Custodian

The Huntington National Bank, 7 Easton Oval, Columbus, Ohio, 43219, serves as the Fund’s custodian (“Custodian”). The Custodian acts as the Fund’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Fund Services

Matrix Fund Services (“MFS” or “Transfer Agent” or “Fund Accounting Agent” or “Administrator”), a division of Matrix Capital Group Inc., the Fund's Distributor, provides the Fund with transfer agent, accounting, compliance and administrative services. MFS is located at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090. MFS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. In addition, MFS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. administrative services, and compliance services. For these services, the Fund pays MFS the greater of $9 per active shareholder account per year or a minimum fee of $625 per month plus the greater of $17,500 per year or an asset based fee of 0.07% of the Fund’s first $25 million in assets, 0.06% on assets in excess $25 million to $50 million, 0.04% on assets in excess of $50 million to $100 million and 0.02% on assets in excess of $100 million plus $18,000 per year for compliance services.

Independent Registered Public Accounting Firm

The firm of Sanville & Company (“Auditors”), 1514 Old York Road, Abbington, PA 190017, has been selected as independent registered public accounting firm for the Fund for the fiscal year ending October 31, 2008. Sanville & Company will perform an annual audit of the Fund’s financial statements and provides financial, tax and accounting services as requested.

Legal Counsel

Thompson Hine LLP (“Legal Counsel”), 312 Walnut Street, 14th floor, Cincinnati, Ohio 45202, serves as counsel for the Trust and the independent Trustees.

Distributor

Matrix Capital Group, ("Distributor"), 335 Madison Avenue, 11th floor, New York, NY 10017, serves as the principal underwriter of the Trust pursuant to a Distribution Agreement dated December 1, 2006. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to the Trust, such continuance is approved at least annually by (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

The Distributor enters into selling agreements with intermediaries that solicit orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives annual compensation of $6,000 under the Distribution Agreement with the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The Adviser may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser believes an adjustment is reasonable.

For the period ended October 31, 2007, the Fund paid $[--] in brokerage commissions.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). The Fund may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to the Fund. Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-Q with the SEC. The Fund currently does not have any ongoing arrangements to release portfolio holdings information to rating agencies.

Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis (with no lag time) to the Adviser, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Fund.   The Adviser, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund. The Auditors and Legal Counsel receive portfolio holdings information in connection with their review of Forms N-CSR and N-Q. The Fund discloses portfolio holdings to its proxy voting services (if applicable), printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Fund, the Adviser, the Transfer Agent, the Fund Accounting Agent, the Custodian the Auditors and Legal Counsel are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board. To address conflicts of interest between shareholders on the one hand and those of service providers on the other, any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Fund’s shareholders, (ii) the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. The Fund’s Chief Compliance Officer monitors compliance with these procedures, and reviews their effectiveness on an annual basis.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Fund’s Adviser, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Fund’s portfolio holding and the duty not to trade on the non-public information. The Fund believes, based upon its size and history, that these are reasonable procedures to (i) protect the confidentiality of the Fund’s portfolio holdings, (ii) provide sufficient protection against personal trading based on the information, and (iii) address conflicts of interest between shareholders on the one hand and those of service providers on the other.

DETERMINATION OF SHARE PRICE AND PUBLIC OFFERING PRICE

The price (net asset value) and the public offering price (net asset value plus the applicable sales charge) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business. For a description of the methods used to determine the net asset value, see “How to Buy Shares - Purchasing Shares” in the prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Lacking a last sale price or Official Closing Price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

TAX CONSEQUENCES

The Fund has qualified and intends to continue to qualify under Subchapter M of the Internal Revenue Code. Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a “regulated investment company” under Sub-Chapter M, at least 90% of the Fund’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund’s total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security’s purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause the Fund to be considered a personal holding company subject to normal corporate income taxes. The Fund then would be liable for federal income tax on the capital gains and net investment income distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund. Any subsequent dividend distribution of the Fund’s earnings after taxes would still be taxable as received by shareholders. The Jobs and Growth and Tax Relief Reconciliation Law of 2003 reduced the rate on “qualifying dividends” to 15% (5% for those in 10% or 15% income tax bracket). The Fund may invest in companies that pay “qualifying dividends.” Investors in the Fund may benefit from the new tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Fund.

Tax Distribution: The Fund’s distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board of Trustees. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. The Adviser shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the adviser’s proxy voting policies. The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

The Adviser’s policies and procedures are attached as Appendix A.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1-877-977-3747. The information also will be available on the SEC’s website at www.sec.gov. In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling 1-877-977-3747 and will be sent within three business days of receipt of a request.

FINANCIAL STATEMENTS [To be Provided]

APPENDIX A

PROXY VOTING POLICY OF THE ADVISER

The Epiphany Core Equity Fund (the “Fund”) take social as well as financial factors into account in making investment decisions.

The following guidelines indicate the positions that will be taken by the Adviser on proxy ballot issues and how we plan to vote shares held by the Fund. We do not delegate our proxy voting authority or rely solely on third-party recommendations to vote our shares. We will consider the views of the management of portfolio companies, but we will seek to vote in a manner we feel is in both the best economic and ethical interest of our shareholders.

These guidelines do not include all potential voting issues and may be amended from time to time.

Promoting Human Dignity

We will vote for shareholder resolutions directed towards protecting and promoting human rights. We would consider human rights to include encouraging companies to provide sufficient wages, working conditions, and other social benefits that enable their employees to meet basic human needs, and to encourage companies to promote fundamental human rights when they have operations in countries that have documented practices that deny or violate the human rights of its citizens.

We will vote for shareholder resolutions directed towards equal opportunities for minorities and women, including inclusion on corporate boards and among senior management.

We will vote for shareholder resolutions that encourage companies to make life-sustaining drugs available to those in low-income communities and countries at reduced, affordable prices.

We will vote for shareholder resolutions that encourage media companies to develop responsible and family-oriented program content.

Protecting the Environment

We will vote for shareholder resolutions which encourage companies to act to preserve the planet’s ecological heritage, addressing the rampant poverty in the poorest nations, redirecting development in terms of quality rather than quantity in the industrial world and creating environmentally sensitive technologies.

We will vote for shareholder resolutions which encourage companies to undertake reasonable and effective initiatives for energy conservation and the development of alternate renewable and clean energy resources.

We will vote for shareholder resolutions that reduce a company’s negative impact on the environment and that call for the elimination or substitution of toxic compounds use in their products.

Encouraging Corporate Responsibility

We will vote for shareholder resolutions that require companies to report on social and environmental performance and for adoption of Coalition for Environmentally Responsible Economics (CERES)

We will vote for shareholder resolutions directed towards adoption of corporate social responsibility guidelines within companies.

Corporate Governance

We will vote for resolutions that require Board membership to consist of a majority of Directors who are independent from management.

A - 1

We will vote for resolutions to separate Chief Executive Officer and Chairman of the Board positions.

We will vote against directors who have attended less than 75% of the Board meetings or who have ignored a shareholder proposal that has gained a majority of the votes outstanding.

We will vote against ratification of the audit firm of a company in instances where consulting fees exceed audit fees.

We will vote against resolutions to allow U.S.-based corporations to reincorporate to a foreign country.

We will vote for bylaws requiring cumulative voting so that minority opinions can be represented on the Board.

We will vote for confidential shareholder voting.

We will vote against the creation of dual stock classes.

We will vote for proposals to allow shareholders space in proxy statements to state their views on contested issues.

We will vote issues of executive compensation on a case-by-case basis.

We will vote for shareholder resolutions requesting companies to review and report on executive compensation.

We will vote against severance packages that exceeds 2 times annual salary and bonus.

We will vote on stock option plans on a case-by-case basis, but will generally be supportive of plans that include a wider number of employees to participate and will generally not be supportive of plans that are heavily weighted toward executive management only.

We will vote for the use of reasonable performance-based stock options which tie executive compensation more closely to company performance.

We will vote for the authorization of additional common stock necessary to facilitate a stock split; we will evaluate proposals on reverse stock splits and the authorization of additional shares of common stock for reasons other than a stock split on a case-by-case basis.

We will vote for management proposals to institute open-market share repurchase plans on a case-by-case basis.

We will consider all merger and acquisitions on a case-by-case basis.

We will generally vote against any proposals that seek to deter a company from being acquired by another company.

A - 2

PART C
OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation. Copy of Registrant's Declaration of Trust is incorporated by reference to Exhibit 23(a) to the Registrant’s Statement on Form N-1A filed with the Securities Exchange Commission (“SEC”) on October 17, 2006.

(1) Amendment to Declaration of Trust to be provided in a subsequent amendment.

(b) By-Laws. Copy of Registrant's By-Laws are incorporated by reference to Exhibit 23(b) to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 17, 2006.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(d.1) Form of Management Agreement with Trinity Fiduciary Partners LLC is incorporated by reference to Exhibit 23(d)(1) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(d.2) Form of Letter Agreement with Trinity Fiduciary Partners LLC is incorporated by reference to Exhibit 23(d)(2) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(e) Underwriting Contracts. Distribution Agreement with Matrix Capital Group, Inc. is incorporated by reference to Exhibit 23(e) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custody Agreement with The Huntington National Bank is incorporated by reference to Exhibit 23(g) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(h) Other Material Contracts. Investment Company Services Agreement with Matrix Capital Group, Inc. is incorporated by reference to Exhibit 23(h) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(i) Legal Opinion.

(a) Opinion of Counsel is incorporated by reference to Exhibit 23(i) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(b) Consent of Counsel is filed herewith.

(j) Other Opinions. Consent of Auditors to be provided in a subsequent amendment.

(k) Omitted Financial Statements. Financial Statements for the period ended October 31, 2007 will be provided in a subsequent amendment.

(l) Initial Capital Agreements. Subscription Agreement of the Initial Investor is incorporated by reference to Exhibit 23(l) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(m) Rule 12b-1 Plan.

Form of Class N Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m)(1) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC on May 18, 2007.

Form of Class A Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m)(2) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC on May 18, 2007.

Form of Class C Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m)(3) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC on May 18, 2007.

(n) Rule 18f-3 Plan.

Form of Multi-Class Plan Pursuant to Rule 18f-3 is incorporated by reference to  Exhibit 23(n) to the Registrant's Pre-Effective Amendment No. 2 filed with the SEC on May 18, 2007.

(o) Reserved.

(p) Code of Ethics.

(p.1)  Code of Ethics for the Registrant and the Adviser is incorporated by reference to Exhibit 23(p)(1) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(p.2) Code of Ethics for Matrix Capital Group, Inc. is incorporated by reference to Exhibit 23(p)(2) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(q) Powers of Attorney. Powers of Attorney of the Registrant (and a Certificate with respect thereto) and the Trustees and Officers of the Registrant are incorporated by reference to Exhibit 23(q) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

Item 24. Control Persons. None.

Item 25. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Reference is made to Section 12 of the Distribution Agreement with Matrix Capital Group, Inc. The Registrant has agreed to indemnify the distributor against any and all liabilities, losses, damages, claims and expenses which the distributor may incur or be required to pay in connection with any action, suit or other proceeding in which the distributor may be involved as a party or otherwise or with which the Distributor may be threatened, by reason of the offer or sale of the Fund shares prior to the effective date of the Distribution Agreement. The Registrant has agreed to indemnify the distributor, and each person who controls the distributor against any and all liabilities, losses, damages, claims and expenses, joint or several to which they, or any of them, may become insofar as such liabilities, losses, damages, claims and expenses arise out of or relate to any untrue statement or alleged untrue statement of a material fact contained in a Prospectus, Statement of Additional Information, supplement thereto, sales literature or other written information prepared by the Fund and provided by the Fund to the distributor for the distributor's, or arise out of or relate to any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading. The distributor (or any person controlling the distributor) shall not be entitled to indemnity if the untrue statement or omission or alleged untrue statement or omission was made in reliance on information furnished in writing to the Fund by the distributor or resulted from the distributor's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations in the performance of the Agreement.

Item 26. Activities of Investment Adviser.

Trinity Fiduciary Partners LLC, 306 W. 7th Street, Suite 616, Fort Worth, Texas 76102 is a registered investment adviser.  Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-63911. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 27. Principal Underwriter.

a. Matrix Capital Group, Inc. acts as the principal underwriter to AMIDEX Funds, Catalyst Funds, and USX China Fund.

b. Information about each director and officer of Matrix Capital Group, Inc.:

Name and Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Christopher Anci	President	None
David Ganley	Senior V.P.	Secretary and Chief Compliance Officer

c. Commission information will be supplied in subsequent amendments.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent, Matrix Fund Services, a division of Matrix Capital Group, Inc., at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090., except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, The Huntington National Bank, at 7 Easton Oval, Columbus, Ohio, 43219.

Item 29. Management Services. Not applicable.

Item 30. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 2nd day of January, 2008.

Epiphany Funds

By:  /s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Larry E. Beaver
Larry E. Beaver	Principal Financial Officer/ Principal Accounting Officer)
Ralph McCloud*	Trustee
Robert J. Mitchell*	Trustee
Dr. William R. Reichenstein*	Trustee
Samuel J. Saladino, III*	President and Trustee

*By:  /s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact
January 2, 2008

Index

1. Consent of Counsel	EX-99.23.i